Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2025
Statement of cash flows, additional disclosures [Abstract]
Changes in Non-Cash Working Capital
The changes in non-cash working capital are as follows:

	Years ended March 31,
	2025	2024
	$	$
Accounts receivable	5,238	(4,501)
Biological assets	(58,537)	(46,450)
Inventory	43,488	50,322
Prepaid and other current assets	(1,280)	(548)
Accounts payable and accrued liabilities	14,913	(15,702)
Income taxes payable	6,054	1,230
Deferred revenue	(613)	133
Deferred taxes	(27)	—
Provisions	974	(25)
Changes in non-cash working capital	10,210	(15,541)

Supplementary Cash Flow Information
Additional supplementary cash flow information is as follows:

	Years ended March 31,
	2025	2024
	$	$
Property, plant and equipment in accounts payable	(818)	(255)
Right-of-use asset additions	6,106	—
Amortization of prepaids	11,854	14,416
Interest paid	6,844	14,867
Interest received	(6,297)	(3,610)
Income taxes paid	928	—